Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities

The contractual maturities of financial liabilities as at December 31, 2019 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	2020	2021	2022	2023	2024	Thereafter
Trade and other payables	$26,247	$26,247	$26,247	$—	$—	$—	$—	$—
Customer and other deposits	1,735	1,735	1,277	135	18	104	—	201
Satellite performance incentive payments	47,433	59,752	11,495	9,487	8,534	7,674	5,448	17,114
Other financial liabilities	3,659	3,263	3,263	—	—	—	—	—
Interest rate swaps	7,916	1,181	141	598	442	—	—	—
Indebtedness(1)	3,733,241	5,067,951	221,928	212,311	211,147	209,983	209,059	4,003,523
	$3,820,231	$5,160,129	$264,351	$222,531	$220,141	$217,761	$214,507	$4,020,838

(1)      Indebtedness excludes deferred financing costs and prepayment options.

Schedule of interest payable and interest payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$482	$12,513
Other financial liabilities	$31	$31
Indebtedness	$20,050	$1,354,759

Schedule of financial assets and financial liabilities and fair values hierarchy

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at December 31, 2019	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$1,027,222	$1,027,222	$1,027,222	Level 1
Trade and other receivables	—	64,062	64,062	64,062	(3)
Other current financial assets	—	210	210	210	Level 1
Other long-term financial assets(1)	32,821	24,909	57,730	57,730	Level 1, Level 2
Trade and other payables	—	(26,247)	(26,247)	(26,247)	(3)
Other current financial liabilities	(3,206)	(35,075)	(38,281)	(40,748)	Level 2
Other long-term financial liabilities	(4,710)	(37,801)	(42,511)	(42,493)	Level 2
Indebtedness(2)	—	(3,713,192)	(3,713,192)	(3,760,656)	Level 2
	$24,905	$(2,695,912)	$(2,671,007)	$(2,720,920)
As at December 31, 2018	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$768,433	$768,433	$768,433	Level 1
Trade and other receivables	—	45,631	45,631	45,631	(3)
Other current financial assets(1)	18,632	147	18,779	18,779	Level 1, Level 2
Other long-term financial assets(1)	33,796	21,959	55,755	55,755	Level 1, Level 2
Trade and other payables	—	(30,659)	(30,659)	(30,659)	(3)
Other current financial liabilities	(6)	(26,380)	(26,386)	(29,131)	Level 2
Other long-term financial liabilities	(5,627)	(48,894)	(54,521)	(54,733)	Level 2
Indebtedness(2)	—	(3,853,883)	(3,853,883)	(3,709,695)	Level 2
	$46,795	$(3,123,646)	$(3,076,851)	$(2,935,620)

____________

(1)      Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.

(2)      Indebtedness excludes deferred financing costs and prepayment options (December 31, 2018 – deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment).

(3)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

Schedule of rates used to calculate fair value of indebtedness
As at December 31,	2019	2018
Term Loan B – U.S. Facility – former senior secured credit facilities	—%	94.50%
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	100.25%	—%
8.875% Senior Notes	—%	104.44%
Senior Notes	104.25%	—%
Senior Secured Notes	102.10%	—

Schedule of current and long-term portions of fair value of derivative assets and liabilities

The current and long-term portions of the fair value of the Company’s derivative assets and liabilities, as at each balance sheet date, were as follows:

As at December 31, 2019	Other current financial assets	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate swaps	$—	$—	$(3,206)	$(4,710)	$(7,916)
Prepayment options	—	32,821	—	—	32,821
	$—	$32,821	$(3,206)	$(4,710)	$24,905
As at December 31, 2018	Other current financial assets	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate floor	$—	$—	$(6)	$(5,627)	$(5,633)
Interest rate swaps	18,632	16,650	—	—	35,282
Prepayment option	—	17,146	—	—	17,146
	$18,632	$33,796	$(6)	$(5,627)	$46,795

Schedule of reconciliation of fair value of derivative assets and liabilities
Fair value, December 31, 2017 and January 1, 2018	$59,357
Unrealized gains (losses) on derivatives
Interest rate floor	255
Prepayment option	(30,691)
Interest rate swaps	12,231
Impact of foreign exchange	5,643
Fair value, December 31, 2018 and January 1, 2019	46,795
Derivatives recognized at inception
Prepayment option – Senior Notes (Note 24)	17,829
Prepayment option – Senior Secured Notes (Note 24)	10,562
Unrealized gains (losses) on derivatives
Interest rate floor	5,368
Prepayment options	(12,391)
Interest rate swaps	(42,649)
Impact of foreign exchange	(609)
Fair value, December 31, 2019	$24,905